Leases - Summary of Cost Components of Operating Leases (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Operating lease cost	$ 499,000	$ 429,000
Short-term lease cost	304,000	262,000
Sublease income	(26,000)	(49,000)
Total lease cost	$ 777,000	$ 642,000